NUVEEN U.S. INFRASTRUCTURE BOND FUND

(FORMERLY NUVEEN U.S. INFRASTRUCTURE INCOME FUND)

SUPPLEMENT DATED FEBRUARY 28, 2015

TO THE PROSPECTUS DATED OCTOBER 31, 2014

The following changes are effective as of February 28, 2015:

1.	The fund’s name is changed from “Nuveen U.S. Infrastructure Income Fund” to “Nuveen U.S. Infrastructure Bond Fund.”

2.	The fifth paragraph of the section “Fund Summaries—Nuveen U.S. Infrastructure Income Fund—Principal Investment Strategies” is deleted in its entirety and replaced with the following:

Other debt securities in which the Fund may invest include:

•	corporate debt obligations, including obligations issued by special-purpose entities that are backed by corporate debt obligations; and

•	fixed and floating rate loans, including senior loans and secured and unsecured junior loans.

3.	The following sections are deleted in their entirety: “Fund Summaries—Nuveen U.S. Infrastructure Income Fund—Principal Risks—Convertible Security Risk,” “Fund Summaries—Nuveen U.S. Infrastructure Income Fund—Principal Risks—Preferred Security Risk,” “How We Manage Your Money—More About Our Investment Strategies—Convertible Securities,” “How We Manage Your Money—More About Our Investment Strategies—Preferred Securities,” “How We Manage Your Money—What the Risks Are—Principal Risks—Convertible security risk” and “How We Manage Your Money—What the Risks Are—Principal Risks—Preferred security risk.”